Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Provision for income taxes	$ 0	$ 17	$ 17	$ 2,039
U.S statutory rate	21.00%	21.00%	21.00%	21.00%